SHARE-BASED COMPENSATION - Share option under the option plans (Details) - Non-employee options - 2015 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Share option activities
Outstanding at beginning of the period (in shares) | shares	36,579,248
Exercised (in shares) | shares	(11,798,979)
Forfeited (in shares) | shares	(1,121,620)
Outstanding at end of the period (in shares) | shares	23,658,649	36,579,248
Expect to vest (in shares) | shares	5,091,956		5,091,956
Options exercisable (in shares) | shares	18,566,693		18,566,693
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 0.37
Exercised (in dollars per share)	0.28
Forfeited (in dollars per share)	0.80
Outstanding at end of the period (in dollars per share)	0.50	$ 0.37
Expect to vest (in dollars per share)	0.80
Options exercisable (in dollars per share)	$ 0.39
Weighted average remaining contractual term (Years)
Outstanding (years)	5 years 5 months 12 days	5 years 7 months 17 days
Expect to vest (years)	7 years 11 months 15 days
Options exercisable (years)	4 years 6 months 3 days
Weighted average grant date fair value
Outstanding at beginning of the period (in dollars per share)	$ 1.13
Exercised (in dollars per share)	0.63
Forfeited (in dollars per share)	3.59
Outstanding at end of the period (in dollars per share)	1.69	$ 1.13
Expect to vest (in dollars per share)	3.42
Options exercisable (in dollars per share)	$ 1.03
Aggregate Intrinsic Value
Outstanding at beginning of the period | $	$ 318,660
Outstanding at ending of the period | $	52,644	$ 318,660
Expect to vest | $	39,106
Options exercisable | $	$ 13,538
Unrecognized compensation expense | ¥			¥ 81,503
Weighted average remaining service period	1 year 9 months 25 days